Life Insurance Operations (Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts) (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ (10,798)	¥ 879	¥ 46,890
Net gains or losses from derivative contracts	1,667	(1,348)	(7,332)
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(58,244)	(83,491)	(161,510)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	53,442	75,617	180,775
Changes in the fair value of the reinsurance contracts	(5,757)	2,559	7,108
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	8	(350)	(270)
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	1,257	(374)	(6,238)
Options held
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ 402	¥ (624)	¥ (824)